INVESTMENTS IN TRADING SECURITIES - Schedule of Investments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Investments, Debt and Equity Securities [Abstract]
Investments in trading securities at cost	$ 923,009	$ 795,765	$ 530,829
Unrealized losses	(35,866)	(324,042)	(260,520)
Investments in trading securities at fair market value	$ 887,143	$ 471,723	$ 270,309